Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Equity and Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(39)	(2,754)
Amounts reclassified out	―	475	10	123	608
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	3	(62)
Amounts reclassified out	―	615	―	(72)	543
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(462)	1,361	―	(98)	801
Amounts reclassified out	―	569	―	122	691
Total other comprehensive income (loss),
before tax	(462)	1,930	―	24	1,492
Tax effect	44	(690)	―	(9)	(655)
Total other comprehensive income (loss),
net of tax	(418)	1,240	―	15	837
Balance at December 31, 2013, net of tax	$(188)	$(3,715)	$(2)	$(8)	$(3,913)

Reclassifications Out of Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1		$1	$2	See Note 10
Prior service benefit		77		84	75	See Note 10
Net actuarial loss		(647)		(700)	(552)	See Note 10
Total before tax		(569)		(615)	(475)
Tax effect		197		219	168	Provision for income taxes
Net of tax		$(372)		$(396)	$(307)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$	―	$(10)	Selling, general and administrative expenses
Total before tax		―		―	(10)
Tax effect		―		―	4	Provision for income taxes
Net of tax	$	―	$	―	$(6)

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$(11)		$41	$(87)	Cost of sales
Foreign currency forward contracts		(108)		42	(30)	Interest expense
Commodity price swap contracts		(2)		(10)	(6)	Cost of sales
Interest rate swap contracts		(1)		(1)	―	Interest expense
Total before tax		(122)		72	(123)
Tax effect		45		(26)	44	Provision for income taxes
Net of tax		$(77)		$46	$(79)
Total reclassifications for the period, net of tax		$(449)		$(350)	$(392)